Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
SA U.S. Fixed Income Fund | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUFX
Average Annual Return, Percent	5.27%	0.38%		0.55%
SA Global Fixed Income Fund | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAXIX
Average Annual Return, Percent	5.19%	0.00%		0.68%
SA U.S. Core Market Fund | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAMKX
Average Annual Return, Percent	23.29%	13.87%		11.89%
SA U.S. Value Fund | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SABTX
Average Annual Return, Percent	15.96%	8.96%		7.72%
SA U.S. Small Company Fund | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUMX
Average Annual Return, Percent	11.43%	9.09%		7.41%
SA International Value Fund | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAHMX
Average Annual Return, Percent	12.57%	7.35%		3.49%
SA International Small Company Fund | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAISX
Average Annual Return, Percent	9.86%	5.50%		3.74%
SA Emerging Markets Value Fund | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAEMX
Average Annual Return, Percent	16.83%	4.69%		2.39%
SA Real Estate Securities Fund | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAREX
Average Annual Return, Percent	5.61%	2.70%		5.14%
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAWMX
Average Annual Return, Percent	12.87%	7.08%	6.25%
Primary Benchmark [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	2.56%	(0.26%)		1.30%
Primary Benchmark [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	3.86%	(0.19%)		1.81%
Primary Benchmark [Member] | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	23.39%	14.14%		12.19%
Primary Benchmark [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	23.39%	14.14%		12.19%
Primary Benchmark [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	23.39%	14.14%		12.19%
Primary Benchmark [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	10.76%	6.24%		4.18%
Primary Benchmark [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	10.76%	6.24%		4.18%
Primary Benchmark [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	14.01%	4.41%		3.60%
Primary Benchmark [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	23.39%	14.14%		12.19%
Primary Benchmark [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	18.60%	10.29%	8.97%
Secondary Benchmark [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	4.83%	1.21%		1.34%
Secondary Benchmark [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	5.00%	1.19%		1.53%
Secondary Benchmark [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	17.49%	11.47%		10.08%
Secondary Benchmark [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	10.05%	7.34%		7.03%
Secondary Benchmark [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	12.67%	6.48%		3.45%
Secondary Benchmark [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	7.75%	3.46%		3.39%
Secondary Benchmark [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	14.08%	4.72%		3.76%
Secondary Benchmark [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	5.63%	3.36%		5.87%
Secondary Benchmark [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	14.11%	7.76%	7.49%
Pre-June 2024 Benchmark [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pre-June 2024 Benchmark
Average Annual Return, Percent	9.69%	4.57%		3.53%